KANSAS MUNICIPAL FUND

Schedule of Investments April 29, 2022 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (93.7%)

Education (5.8%)
Coffeyville Community College 4.000% 06/01/2029	$250,000	$258,490
Coffeyville Community College 3.000% 06/01/2031 Callable @ 100.000 06/01/2030	790,000	750,303
Johnson County Community College Foundat 4.000% 11/15/2023	870,000	893,481
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	433,920
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2028	500,000	498,635
Kansas Development Finance Authority 2.000% 05/01/2035 Callable @ 100.000 05/01/2029	960,000	813,283
Kansas Development Finance Authority 4.000% 05/01/2035 Callable @ 100.000 05/01/2030	275,000	283,360
Kansas Development Finance Authority 4.000% 05/01/2036 Callable @ 100.000 05/01/2030	290,000	298,204
		4,229,676
General Obligation (39.0%)
*Allen County Unified School District No 3.000% 09/01/2038 Callable @ 100.000 09/01/2028	1,000,000	942,120
City of Arkansas City KS 2.000% 08/01/2036 Callable @ 100.000 02/01/2028	500,000	416,490
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	997,672
Bourbon County Unified School District N 5.000% 09/01/2027 Callable @ 100.000 09/01/2024	250,000	263,885
Bourbon County Unified School District N 5.000% 09/01/2028 Callable @ 100.000 09/01/2024	250,000	264,708
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100.000 09/01/2027	365,000	317,324
Douglas County Unified School District N 4.000% 09/01/2030 Callable @ 100.000 09/01/2025	250,000	259,518
Geary County Unified School District No 4.000% 09/01/2033 Callable @ 100.000 09/01/2025	350,000	366,135
Geary County Unified School District No 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	500,000	480,755
Geary County Unified School District No 3.000% 09/01/2043 Callable @ 100.000 09/01/2031	500,000	446,140
City of Hillsboro KS 3.000% 09/01/2024	100,000	100,145
City of Hillsboro KS 3.000% 09/01/2027 Callable @ 100.000 09/01/2026	225,000	224,692
City of Hillsboro KS 3.000% 09/01/2028 Callable @ 100.000 09/01/2026	230,000	225,727
City of Hillsboro KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2026	240,000	230,323
City of Hutchinson KS 2.500% 10/01/2040 Callable @ 100.000 10/01/2029	420,000	338,772
Johnson & Miami Counties Unified School 5.000% 09/01/2037 Callable @ 100.000 09/01/2027	500,000	553,725
Johnson & Miami Counties Unified School 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,240,160
County of Johnson KS 2.000% 09/01/2034 Callable @ 100.000 09/01/2029	500,000	425,505
Johnson County Unified School District N 5.000% 10/01/2025 Callable @ 100.000 10/01/2023	250,000	260,020
City of Lawrence KS 5.000% 09/01/2023	205,000	212,540
City of Lawrence KS 5.000% 09/01/2024	210,000	222,270
Leavenworth County Unified School Distri 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	687,453
Leavenworth County Unified School Distri 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	500,000	522,545
County of Linn KS 3.000% 07/01/2036 Callable @ 100.000 07/01/2029	1,100,000	1,042,844
Linn County Unified School District No 3 3.000% 09/01/2035 Callable @ 100.000 09/01/2028	500,000	476,260
Lyon County Unified School District No 2 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	750,000	778,710
Lyon County Unified School District No 2 4.000% 09/01/2048 Callable @ 100.000 09/01/2027	1,000,000	1,031,830
Miami County Unified School District No 5.000% 09/01/2027	10,000	9,778
Montezuma Unified School District No 371 4.000% 09/01/2036 Callable @ 100.000 09/01/2029	250,000	256,225
City of Olathe KS 3.000% 10/01/2033 Callable @ 100.000 10/01/2029	855,000	853,128
City of Ozawkie KS 3.000% 09/01/2039 Callable @ 100.000 09/01/2027	335,000	314,883
City of Prairie Village KS 3.000% 09/01/2049 Callable @ 100.000 09/01/2027	1,500,000	1,460,700
County of Reno KS 3.000% 09/01/2036 Callable @ 100.000 09/01/2028	250,000	239,720
Rice County Unified School District No 4 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	710,000	747,744
Riley County Unified School District No 4.000% 09/01/2028 Callable @ 100.000 09/01/2027	680,000	720,977
Riley County Unified School District No 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,033,310
County of Saline KS 3.000% 09/01/2033 Callable @ 100.000 09/01/2030	1,000,000	984,810
County of Saline KS 2.000% 09/01/2034 Callable @ 100.000 09/01/2030	500,000	417,870
County of Scott KS 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	537,765
Sedgwick County Unified School District 5.000% 09/01/2035 Callable @ 100.000 09/01/2024	405,000	431,305
Seward County Unified School District No 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	500,000	505,280
SEWARD USD 480 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	85,828
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	361,262
County of Thomas KS 3.000% 12/01/2047 Callable @ 100.000 12/01/2029	1,000,000	863,010
City of Topeka KS 3.000% 08/15/2022	500,000	501,225
City of Wichita KS 4.500% 09/01/2022	150,000	149,787
City of Wichita KS 4.750% 09/01/2027	180,000	176,222
City of Wichita KS 2.000% 12/01/2038 Callable @ 100.000 12/01/2028	250,000	204,448
Wyandotte County Kansas City Unified Gov 2.250% 08/01/2037 Callable @ 100.000 08/01/2028	410,000	346,963
Wyandotte County Kansas City Unified Gov 2.250% 08/01/2038 Callable @ 100.000 08/01/2028	1,000,000	830,000
Wyandotte County Kansas City Unified Gov 2.375% 08/01/2040 Callable @ 100.000 08/01/2028	1,000,000	826,690
Wyandotte County Unified School District 5.000% 09/01/2026	1,000,000	1,096,960
		28,284,154
Health Care (12.5%)
Ashland Public Building Commission 5.000% 09/01/2030 Callable @ 100.000 09/01/2023	1,020,000	1,038,268
Ashland Public Building Commission 5.000% 09/01/2035 Callable @ 100.000 09/01/2023	500,000	506,840
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2024	550,000	566,885
Kansas Development Finance Authority 4.125% 11/15/2027 Callable @ 100.000 11/15/2022	100,000	100,826
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,500,000	1,604,640
City of Olathe KS 4.000% 09/01/2028	250,000	243,200
City of Olathe KS 4.000% 09/01/2030	295,000	293,737
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2025	500,000	507,475
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	535,800
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	1,012,900
University of Kansas Hospital Authority 5.000% 09/01/2048 Callable @ 100.000 03/01/2029	2,000,000	2,186,900
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	456,300
		9,053,772
Other Revenue (8.1%)
Dickson County Public Building Commissio 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	769,380
Hoisington Public Building Commission 3.000% 11/01/2040 Callable @ 100.000 11/01/2029	660,000	580,206
Hoisington Public Building Commission 3.000% 11/01/2045 Callable @ 100.000 11/01/2029	500,000	417,855
Johnson County Public Building Commissio 4.000% 09/01/2022	405,000	407,709
Kansas Development Finance Authority 3.000% 11/01/2033 Callable @ 100.000 11/01/2027	1,000,000	956,170
City of Manhattan KS 5.000% 12/01/2026	255,000	250,759
City of Manhattan KS 4.500% 12/01/2025	415,000	415,183
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	959,170
Washington County Public Building Commis 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	100,000	100,467
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	1,000,000	1,024,280
		5,881,179
Pre-Refunded (13.9%)
Bourbon County Unified School District N 5.000% 09/01/2029 Callable @ 100.000 09/01/2024	250,000	265,058
Bourbon County Unified School District N 5.000% 09/01/2030 Callable @ 100.000 09/01/2024	250,000	265,058
Bourbon County Unified School District N 5.000% 09/01/2031 Callable @ 100.000 09/01/2024	500,000	530,115
County of Clay KS 4.000% 10/01/2036 Callable @ 100.000 10/01/2024	500,000	518,720
*Franklin County Unified School District 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,243,720
Jackson County Unified School District N 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	135,000	136,420
Jackson County Unified School District N 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	140,000	141,473
Jackson County Unified School District N 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	115,000	116,206
Jackson County Unified School District N 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	110,000	111,154
Leavenworth County Unified School Distri 5.000% 09/01/2029 Callable @ 100.000 09/01/2023	500,000	519,675
Leavenworth County Unified School Distri 4.000% 09/01/2030 Callable @ 100.000 09/01/2022	320,000	321,978
City of Manhattan KS 5.000% 11/15/2023 Callable @ 100.000 11/15/2022	250,000	254,080
City of Manhattan KS 5.000% 11/15/2024 Callable @ 100.000 11/15/2022	250,000	253,958
City of Manhattan KS 5.000% 11/15/2029 Callable @ 100.000 11/15/2022	500,000	507,040
Neosho County Unified School District No 4.000% 09/01/2031 Callable @ 100.000 09/01/2023	250,000	253,958
Seward County Unified School District No 4.250% 09/01/2039 Callable @ 100.000 09/01/2022	500,000	503,335
Seward County Unified School District No 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	85,836
Seward County Unified School District No 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	330,000	333,825
Washington County Public Building Commis 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	500,000	505,195
Washington County Public Building Commis 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	400,000	404,016
Washington County Public Building Commis 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	500,000	503,415
Wyandotte County Unified School District 5.000% 09/01/2025 Callable @ 100.000 09/01/2023	250,000	259,635
		10,033,868
Transportation (1.1%)
State of Kansas Department of Transporta 5.000% 09/01/2033 Callable @ 100.000 09/01/2025	500,000	533,985
State of Kansas Department of Transporta 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	267,405
		801,390
Utilities (13.3%)
*Kansas Municipal Energy Agency 5.750% 07/01/2038 Callable @ 100.000 07/01/2023	1,000,000	1,030,650
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	267,080
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	532,420
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	796,688
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,061,340
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	319,767
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	508,530
Kansas Power Pool 4.000% 12/01/2041 Callable @ 100.000 12/01/2029	500,000	505,420
City of McPherson KS Water System Revenu 2.000% 10/01/2037 Callable @ 100.000 10/01/2029	425,000	336,400
City of Topeka KS Combined Utility Reven 4.000% 08/01/2023	500,000	511,625
City of Topeka KS Combined Utility Reven 3.000% 08/01/2034 Callable @ 100.000 08/01/2029	900,000	870,714
City of Wichita KS Water & Sewer Utility 3.000% 10/01/2031 Callable @ 100.000 10/01/2029	350,000	348,257
*Wyandotte County Kansas City Unified Gov 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	1,250,000	1,265,200
Wyandotte County Kansas City Unified Gov 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	527,345
Wyandotte County Kansas City Unified Gov 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	546,620
Wyandotte County Kansas City Unified Gov 3.000% 09/01/2040 Callable @ 100.000 09/01/2030	250,000	229,978
		9,658,034

TOTAL MUNICIPAL BONDS (COST: $70,836,123)		$67,942,073

OTHER ASSETS LESS LIABILITIES (6.3%)		4,575,127

NET ASSETS (100.0%)		$72,517,200

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

MAINE MUNICIPAL FUND

Schedule of Investments April 29, 2022 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.6%)

Education (8.8%)
* Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	$940,000	$1,013,029

General Obligation (28.5%)
City of Auburn ME 4.500% 09/01/2022	100,000	100,840
City of Biddeford ME 4.000% 10/01/2026	250,000	266,815
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100.000 11/01/2030	500,000	400,845
Town of Kennebunk ME 2.000% 10/01/2035 Callable @ 100.000 10/01/2031	600,000	492,942
City of Lewiston ME 2.750% 03/15/2038 Callable @ 100.000 03/15/2027	100,000	87,592
City of Lewiston ME 2.750% 03/15/2039 Callable @ 100.000 03/15/2027	250,000	220,160
City of Lewiston ME 2.750% 03/15/2040 Callable @ 100.000 03/15/2027	250,000	219,770
City of Portland ME 5.000% 08/01/2022	125,000	124,863
Regional School Unit No 26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	424,289
Town of Scarborough ME 4.000% 11/01/2028 Callable @ 100.000 11/01/2023	100,000	102,299
Maine School Administrative District No 4.000% 10/15/2029 Callable @ 100.000 10/15/2024	100,000	103,456
*Maine School Administrative District No 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	500,000	515,070
City of Waterville ME 4.000% 07/01/2025	135,000	133,037
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	103,250

		3,295,228
Health Care (2.3%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	4,800
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	40,000	39,821
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	221,970

		266,591
Housing (8.6%)
Maine State Housing Authority 3.000% 11/15/2036 Callable @ 100.000 11/15/2025	400,000	401,568
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100.000 05/15/2028	155,000	144,539
Maine State Housing Authority 2.500% 11/15/2045 Callable @ 100.000 11/15/2028	165,000	138,450
Maine State Housing Authority 2.250% 11/15/2045 Callable @ 100.000 05/15/2029	250,000	198,090
Maine State Housing Authority 5.000% 06/15/2037 Callable @ 100.000 06/15/2031	100,000	115,378
		998,025
Other Revenue (5.1%)
Maine Municipal Bond Bank 4.000% 11/01/2038 Callable @ 100.000 11/01/2022	125,000	125,460
Maine Municipal Bond Bank 5.000% 11/01/2025 Callable @ 100.000 11/01/2022	125,000	126,779
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	106,009
Maine Municipal Bond Bank 3.000% 11/01/2040 Callable @ 100.000 11/01/2030	250,000	229,063
		587,310
Pre-Refunded (29.5%)
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039 Callable @ 100.000 07/01/2024	750,000	791,595
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034 Callable @ 100.000 07/01/2024	250,000	264,630
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024 Callable @ 100.000 07/01/2022	270,000	270,910
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029 Callable @ 100.000 07/01/2024	1,000,000	1,034,160
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030 Callable @ 100.000 07/01/2024	500,000	516,230
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031 Callable @ 100.000 07/01/2024	500,000	518,035
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	15,556
		3,411,116
Transportation (7.0%)
Maine Turnpike Authority 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	250,000	253,778
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	100,634
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	103,748
City of Portland ME General Airport Revenue 5.000% 07/01/2024 Callable @ 100.000 07/01/2023	100,000	103,556
City of Portland ME General Airport Revenue 4.000% 01/01/2040 Callable @ 100.000 01/01/2030	250,000	251,523
		813,238
Utilities (6.8%)
Kennebunk Light & Power District 5.000% 08/01/2022	110,000	109,699
Portland Water District 3.000% 11/01/2039 Callable @ 100.000 11/01/2029	500,000	469,670
Portland Water District Water System Revenue 2.000% 11/01/2036 Callable @ 100.000 11/01/2031	250,000	203,360
		782,729

TOTAL MUNICIPAL BONDS (COST: $11,810,324)		$11,167,266

OTHER ASSETS LESS LIABILITIES (3.4%)		391,750

NET ASSETS (100.0%)		$11,559,016

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEBRASKA MUNICIPAL FUND

Schedule of Investments April 29, 2022 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.0%)

Education (4.1%)
County of Douglas NE 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	$310,000	$295,173
#Nebraska State Colleges Facilities Corp 5.000% 07/15/2023	250,000	258,010
#Nebraska State Colleges Facilities Corp 5.000% 07/15/2033 Callable @ 100.000 07/15/2032	500,000	569,135
County of Saline NE 3.000% 02/15/2034 Callable @ 100.000 02/15/2029	365,000	333,650
County of Saline NE 3.000% 02/15/2035 Callable @ 100.000 02/15/2029	300,000	272,037
Southeast Community College 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	436,595
		2,164,600
General Obligation (43.4%)
Plattsmouth School District 3.000% 12/15/2039 Callable @ 100.000 08/21/2024	1,000,000	936,340
City of Columbus NE 3.000% 12/15/2033 Callable @ 100.000 09/01/2026	325,000	314,148
City of Columbus NE 3.000% 12/15/2036 Callable @ 100.000 09/01/2026	400,000	378,340
#Cozad City School District 4.000% 06/15/2025	500,000	520,500
#Cozad City School District 4.000% 06/15/2037 Callable @ 100.000 05/17/2027	500,000	515,835
Ponca Public Schools 3.000% 12/15/2026 Callable @ 100.000 02/26/2025	355,000	357,634
Fremont School District 5.000% 12/15/2032	280,000	324,954
Fremont School District 4.000% 12/15/2033	250,000	264,328
*Omaha School District 5.000% 12/15/2029 Callable @ 100.000 12/15/2026	1,630,000	1,803,693
Omaha School District 3.000% 12/15/2042 Callable @ 100.000 01/30/2030	1,000,000	915,540
Elkhorn School District 4.000% 12/15/2030 Callable @ 100.000 12/15/2026	500,000	532,765
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2028	500,000	520,895
Elkhorn School District 4.000% 12/15/2037 Callable @ 100.000 12/15/2029	300,000	316,692
Douglas County School District No 15 3.000% 12/15/2041 Callable @ 100.000 09/29/2026	1,000,000	898,350
Douglas County School District No 17/NE 2.000% 12/15/2039 Callable @ 100.000 12/15/2030	500,000	367,755
Ralston Public Schools 3.000% 12/15/2041 Callable @ 100.000 12/15/2030	750,000	682,568
Douglas County School District No 59/NE 3.500% 06/15/2043 Callable @ 100.000 03/15/2024	500,000	475,355
Westside Community Schools 5.000% 12/01/2038 Callable @ 100.000 12/05/2024	235,000	245,006
Westside Community Schools 5.000% 12/01/2039 Callable @ 100.000 12/05/2024	250,000	260,540
County of Kearney NE 4.000% 06/01/2024	350,000	360,080
Knox County School District N0 576 4.000% 12/15/2038 Callable @ 100.000 12/15/2023	590,000	606,951
City of La Vista NE 3.000% 09/15/2041 Callable @ 100.000 01/05/2027	250,000	228,700
Lancaster County School District 001 5.000% 01/15/2023	750,000	765,945
Hershey Public Schools 4.000% 12/15/2027 Callable @ 100.000 12/15/2026	235,000	248,278
City of Lincoln NE 3.000% 12/01/2039 Callable @ 100.000 06/01/2029	685,000	644,948
City of Lincoln NE 3.000% 05/15/2033 Callable @ 100.000 05/15/2029	1,090,000	1,096,137
City of Lincoln NE 3.000% 04/01/2033 Callable @ 100.000 04/01/2029	540,000	536,166
Superior Public Schools 1.450% 12/15/2022	340,000	339,153
City of Omaha NE 4.000% 04/15/2037 Callable @ 100.000 04/15/2029	500,000	522,285
City of Omaha NE 3.000% 04/15/2041 Callable @ 100.000 04/15/2031	1,000,000	935,250
City of Omaha NE 5.000% 04/15/2027 Callable @ 100.000 04/15/2026	955,000	1,053,355
City of Omaha NE 5.000% 04/15/2028 Callable @ 100.000 04/15/2026	500,000	549,710
City of Omaha NE 3.750% 01/15/2038 Callable @ 100.000 01/15/2027	500,000	501,820
Papio Missouri River Natural Resource Di 3.000% 12/01/2036 Callable @ 100.000 10/12/2026	600,000	567,684
Papio Missouri River Natural Resource Di 3.000% 12/01/2041 Callable @ 100.000 10/12/2026	300,000	276,303
Polk County School District No 19 3.000% 06/15/2039 Callable @ 100.000 07/30/2024	455,000	418,045
Gretna Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2031	1,000,000	873,840
Ashland Greenwood Public Schools 3.000% 12/15/2044 Callable @ 100.000 12/15/2030	950,000	841,605
Ashland Greenwood Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2030	1,000,000	868,940
		22,866,432
Health Care (3.4%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027 Callable @ 100.000 05/15/2026	200,000	218,356
Madison County Hospital Authority No 1 5.000% 07/01/2031 Callable @ 100.000 07/01/2025	500,000	527,690
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100.000 07/01/2025	335,000	352,638
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100.000 07/01/2025	450,000	474,575
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	215,000	227,218

		1,800,477
Housing (0.7%)
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100.000 09/01/2024	395,000	396,169

Other Revenue (3.2%)
City of Columbus NE 3.000% 06/15/2036 Callable @ 100.000 06/30/2026	750,000	709,657.50
Omaha Public Facilities Corp 4.000% 04/15/2031	250,000	269,555.00
Omaha Public Facilities Corp 4.000% 04/15/2032 Callable @ 100.000 04/15/2031	250,000	265,712.50
Papillion Municipal Facilities Corp 3.000% 12/15/2034 Callable @ 100.000 07/30/2024	435,000	414,976.95
		1,659,902
Pre-Refunded (12.1%)
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2025	300,000	316,479.00
Grand Island Public Schools 5.000% 12/15/2033 Callable @ 100.000 12/15/2024	500,000	534,380
Grand Island Public Schools 5.000% 12/15/2039 Callable @ 100.000 12/15/2024	500,000	532,140
City of Hastings NE Combined Utility Rev 4.000% 10/15/2032 Callable @ 100.000 10/15/2022	500,000	502,630
*City of Lincoln NE Electric System Reven 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	1,000,000	1,011,590
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100.000 12/15/2025	250,000	273,825
Sarpy County School District No 1 3.500% 12/15/2035 Callable @ 100.000 09/30/2024	250,000	256,580
Scotts Bluff County School District No 3 5.000% 12/01/2031 Callable @ 100.000 12/01/2025	250,000	273,413
University of Nebraska 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	1,500,000	1,620,060
University of Nebraska 5.000% 05/15/2035 Callable @ 100.000 05/15/2025	500,000	537,920
University of Nebraska 5.000% 05/15/2033 Callable @ 100.000 11/15/2025	250,000	272,880
University of Nebraska 5.000% 07/01/2038 Callable @ 100.000 07/01/2022	250,000	251,215
		6,383,112
Transportation (3.0%)
Omaha Airport Authority 5.000% 12/15/2027 Callable @ 100.000 12/15/2026	500,000	540,360
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100.000 12/15/2026	1,000,000	1,060,240
		1,600,600
Utilities (27.1%)
*Central Plains Energy Project 5.000% 09/01/2027 Callable @ 100.000 09/01/2022	2,000,000	2,019,820
Central Plains Energy Project 5.250% 09/01/2037 Callable @ 100.000 09/01/2022	500,000	504,160
Central Plains Energy Project 5.000% 09/01/2042 Callable @ 100.000 09/01/2022	500,000	505,380
City of Columbus NE Combined Revenue 4.000% 12/15/2032 Callable @ 100.000 12/15/2026	100,000	103,478
City of Columbus NE Combined Utilities S 4.000% 06/15/2033 Callable @ 100.000 06/15/2030	300,000	313,464
City of Columbus NE Combined Utilities S 4.000% 06/15/2034 Callable @ 100.000 06/15/2030	300,000	315,675
City of Columbus NE Combined Utilities S 4.000% 06/15/2035 Callable @ 100.000 06/15/2030	300,000	312,597
City of Grand Island NE Combined Utility 4.000% 08/15/2037 Callable @ 100.000 08/15/2030	300,000	312,333
City of Grand Island NE Sewer System Rev 5.000% 09/15/2026 Callable @ 100.000 09/17/2023	250,000	260,855
City of Lincoln NE Solid Waste Managemen 4.000% 08/01/2025 Callable @ 100.000 08/01/2023	275,000	281,650
City of Lincoln NE Solid Waste Managemen 4.000% 08/01/2027 Callable @ 100.000 08/01/2023	400,000	409,432
Metropolitan Utilities District of Omaha 4.000% 12/15/2026 Callable @ 100.000 12/15/2022	250,000	252,665
Nebraska Public Power District 4.000% 01/01/2044 Callable @ 100.000 01/01/2031	500,000	509,405
Nebraska Public Power District 5.000% 01/01/2041 Callable @ 100.000 01/01/2026	250,000	268,875
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,355,000	2,503,742
City of Omaha NE Sewer Revenue 5.000% 11/15/2029 Callable @ 100.000 11/15/2024	250,000	264,500
City of Omaha NE Sewer Revenue 5.000% 11/15/2030 Callable @ 100.000 11/15/2024	250,000	264,188
City of Omaha NE Sewer Revenue 5.000% 11/15/2031 Callable @ 100.000 11/15/2024	500,000	528,885
City of Omaha NE Sewer Revenue 4.000% 04/01/2035 Callable @ 100.000 04/01/2026	250,000	256,490
City of Omaha NE Sewer Revenue 4.000% 04/01/2037 Callable @ 100.000 04/01/2030	750,000	785,423
City of Omaha NE Sewer Revenue 4.000% 04/01/2038 Callable @ 100.000 04/01/2030	400,000	417,428
City of Omaha NE Sewer Revenue 4.000% 04/01/2039 Callable @ 100.000 04/01/2030	250,000	258,780
Omaha Public Power District 5.000% 02/01/2046 Callable @ 100.000 08/01/2030	1,000,000	1,122,110
Omaha Public Power District Nebraska Cit 5.000% 02/01/2032 Callable @ 100.000 02/01/2025	250,000	264,697
Omaha Public Power District Nebraska Cit 5.000% 02/01/2031 Callable @ 100.000 02/01/2026	445,000	480,057
Omaha Public Power District Nebraska Cit 4.000% 02/01/2032 Callable @ 100.000 02/01/2026	400,000	412,400
Omaha Public Power District Nebraska Cit 4.000% 02/01/2035 Callable @ 100.000 02/01/2026	365,000	374,687
		14,303,174

TOTAL MUNICIPAL BONDS (COST: $53,856,950)		$51,174,466

OTHER ASSETS LESS LIABILITIES (3.0%)		$1,560,878

NET ASSETS (100.0%)		$52,735,343

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of April 29, 2022.

OKLAHOMA MUNICIPAL FUND

Schedule of Investments April 29, 2022 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (93.2%)

Education (8.2%)
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	$19,000	$18,034
Oklahoma Development Finance Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2031	425,000	433,360
Oklahoma Development Finance Authority 4.000% 08/01/2030 Callable @ 100.000 08/01/2024	280,000	286,588
Oklahoma Development Finance Authority 4.000% 08/01/2031 Callable @ 100.000 08/01/2024	290,000	295,997
Oklahoma Development Finance Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2024	305,000	310,990
Oklahoma Development Finance Authority 4.000% 08/01/2033 Callable @ 100.000 08/01/2024	315,000	320,928
Oklahoma State University 5.000% 08/01/2032 Callable @ 100.000 08/01/2028	250,000	276,208
Oklahoma State University 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	370,000	393,632
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	532,285
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	650,000	657,989
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	531,685
University of Oklahoma/The 5.000% 07/01/2034	735,000	832,285
University of Oklahoma/The 4.000% 07/01/2036	500,000	515,465
		5,405,446
General Obligation (9.2%)
City of Bartlesville OK 2.000% 12/01/2028	195,000	180,962
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	621,504
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	627,367
City of Broken Arrow OK 3.125% 12/01/2035 Callable @ 100.000 12/01/2026	575,000	554,386
City of Lawton OK 2.000% 12/01/2022	500,000	499,210
City of Midwest City OK 3.000% 06/01/2041 Callable @ 100.000 06/01/2029	500,000	451,510
#Oklahoma County Independent School District No 1 Putnam City 2.125% 04/01/2024	1,000,000	993,070
Oklahoma County Independent School District No 12 Edmond 1.000% 03/01/2024	1,000,000	973,460
City of Perkins OK 3.000% 06/01/2033	125,000	119,043
City of Perkins OK 3.000% 06/01/2034	115,000	108,371
Tulsa County Independent School District No 9 Union 2.000% 04/01/2024	1,000,000	992,000
		6,120,883
Health Care (7.0%)
Norman Regional Hospital Authority 3.250% 09/01/2039 Callable @ 100.000 09/01/2029	895,000	800,873
Norman Regional Hospital Authority 5.000% 09/01/2045 Callable @ 100.000 09/01/2029	200,000	212,426
Oklahoma County Finance Authority 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	256,460
Oklahoma County Finance Authority 4.000% 04/01/2046 Callable @ 100.000 04/01/2031	335,000	340,802
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	370,076
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2025	250,000	265,098
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	252,948
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2028	345,000	362,236
Oklahoma Development Finance Authority 5.000% 08/15/2033 Callable @ 100.000 08/15/2028	175,000	179,557
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	834,446
Oklahoma Development Finance Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	250,000	257,940
Tulsa County Industrial Authority 3.000% 02/01/2037 Callable @ 100.000 02/01/2029	500,000	472,320
		4,605,182
Housing (1.0%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039 Callable @ 100.000 03/01/2028	515,000	507,934
Oklahoma Housing Finance Agency 3.200% 03/01/2042 Callable @ 100.000 03/01/2028	170,000	165,187
		673,121

Other Revenue (38.0%)
Blackwell Facilities Authority 4.000% 09/01/2024	310,000	317,759
*Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,069,479
Carter County Public Facilities Authority 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	550,000	511,566
Carter County Public Facilities Authority 3.000% 09/01/2036 Callable @ 100.000 09/01/2031	575,000	528,684
Comanche County Educational Facilities Authority 4.000% 09/01/2024	200,000	202,126
Comanche County Educational Facilities Authority 4.000% 09/01/2026	295,000	298,971
Elk City Industrial Authority 3.000% 05/01/2034 Callable @ 100.000 05/01/2029	1,050,000	972,489
Elk City Industrial Authority 3.000% 05/01/2039 Callable @ 100.000 05/01/2029	425,000	377,770
Grady County School Finance Authority 5.000% 09/01/2032 Callable @ 100.000 09/01/2028	370,000	404,950
Johnston County Educational Facilities Authority 4.000% 09/01/2031	905,000	951,291
Johnston County Educational Facilities Authority 4.000% 09/01/2032	645,000	689,879
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033 Callable @ 100.000 03/01/2029	250,000	239,045
Kingfisher County Educational Facilities Authority 3.000% 03/01/2035 Callable @ 100.000 03/01/2031	570,000	553,071
Kingfisher County Educational Facilities Authority 3.000% 03/01/2036 Callable @ 100.000 03/01/2031	400,000	378,756
Love County Educational Facilities Authority 3.000% 12/01/2038 Callable @ 100.000 12/01/2031	765,000	707,870
Mannford Public Works Authority 3.000% 01/01/2031 Callable @ 100.000 01/01/2029	500,000	467,595
Marshall County Educational Facilities Authority 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	500,000	515,000
McClain County Economic Development Authority 4.000% 09/01/2029	250,000	260,648
Muskogee Industrial Trust 5.000% 09/01/2026	400,000	427,752
Oklahoma City Public Property Authority 5.000% 10/01/2027 Callable @ 100.000 10/01/2025	350,000	374,927
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	426,636
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	675,513
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	246,268
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	898,660
Oklahoma City Zoological Trust OK Sales Tax Revenue 4.000% 06/01/2036 Callable @ 100.000 06/01/2031	1,000,000	1,059,110
Oklahoma County Finance Authority 4.000% 09/01/2033 Callable @ 100.000 09/01/2030	250,000	253,950
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2030	140,000	146,665
Oklahoma Development Finance Authority 4.000% 06/01/2033 Callable @ 100.000 06/01/2030	145,000	151,284
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2030	150,000	155,972
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2030	155,000	160,828
Oklahoma Development Finance Authority 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	250,000	259,938
Oklahoma Development Finance Authority 3.000% 06/01/2029	195,000	192,100
Oklahoma Development Finance Authority 3.000% 06/01/2030	180,000	177,772
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2031	340,000	360,924
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2031	365,000	383,396
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2031	205,000	214,826
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	290,000	301,209
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2029	530,000	589,779
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2029	500,000	514,700
Oklahoma Capitol Improvement Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	940,000	869,359
Ottawa County Educational Facilities Authority 4.000% 09/01/2022	990,000	995,277
Pontotoc County Educational Facilities Authority 4.000% 09/01/2034 Callable @ 100.000 09/01/2031	625,000	633,406
Pontotoc County Educational Facilities Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2031	1,000,000	1,005,370
Pottawatomie County Facilities Authority 3.000% 09/01/2035 Callable @ 100.000 09/01/2030	625,000	592,750
Pottawatomie County Facilities Authority 3.000% 09/01/2036 Callable @ 100.000 09/01/2030	700,000	663,810
Sand Springs Municipal Authority 4.250% 01/01/2035 Callable @ 100.000 01/01/2023	250,000	252,038
Sand Springs Municipal Authority 4.000% 01/01/2036 Callable @ 100.000 01/01/2023	500,000	503,175
Seminole County Educational Facilities Authority 3.000% 12/01/2030	415,000	394,632
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	558,932
Tulsa Public Facilities Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2025	200,000	196,330
Tulsa Public Facilities Authority 5.000% 06/01/2025	475,000	507,846
Wagoner County School Development Authority 4.000% 09/01/2027	500,000	524,800
		25,116,883

Pre-Refunded (4.0%)
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	435,000	454,919
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043 Callable @ 100.000 07/01/2026	500,000	528,095
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	388,015
Okmulgee County Governmental Building Authority 4.250% 12/01/2035 Callable @ 100.000 12/01/2023	500,000	517,300
Sapulpa Municipal Authority 5.000% 04/01/2028 Callable @ 100.000 04/01/2023	750,000	767,805
		2,656,134

Transportation (7.7%)
*Oklahoma Capital Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2030	2,000,000	2,071,660
Oklahoma Turnpike Authority 4.000% 01/01/2042 Callable @ 100.000 01/01/2027	1,000,000	1,039,410
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	103,956
*Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,394,634
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	148,753
Tulsa Airports Improvement Trust 5.000% 06/01/2027	300,000	328,821
		5,087,234
Utilities (18.1%)
Clinton Public Works Authority 4.000% 12/01/2034 Callable @ 100.000 12/01/2024	750,000	765,308
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	506,050
Coweta Public Works Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2026	1,000,000	1,038,100
Edmond Public Works Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2027	500,000	548,640
Miami Special Utility Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2026	500,000	515,905
Oklahoma City Water Utilities Trust 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	100,000	106,682
Oklahoma City Water Utilities Trust 4.000% 07/01/2039 Callable @ 100.000 07/01/2025	175,000	178,645
Oklahoma Water Resources Board 5.000% 10/01/2029 Callable @ 100.000 10/01/2024	250,000	264,530
Oklahoma Water Resources Board 5.000% 10/01/2033 Callable @ 100.000 10/01/2024	500,000	527,880
Oklahoma Water Resources Board 4.000% 10/01/2038 Callable @ 100.000 10/01/2028	325,000	342,713
Oklahoma Water Resources Board 4.000% 10/01/2043 Callable @ 100.000 10/01/2028	830,000	872,272
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100.000 10/01/2028	1,460,000	1,525,204
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	955,000	1,020,876
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	465,000	492,821
Oklahoma Water Resources Board 4.000% 10/01/2050 Callable @ 100.000 10/01/2030	515,000	545,030
*Washington County Rural Water District No 3 3.000% 09/15/2041 Callable @ 100.000 03/01/2028	3,000,000	2,736,563
		11,987,219

TOTAL MUNICIPAL BONDS (COST: $65,188,954 )		$61,652,102

OTHER ASSETS LESS LIABILITIES (6.8%)		$4,517,994

NET ASSETS (100.0%)		$66,170,096

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

VIKING TAX-FREE FUND FOR MONTANA

Schedule of Investments April 29, 2022 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.1%)

Education (6.0%)
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2034 Callable @ 100.000 01/01/2031	$280,000	$269,850
Montana State Board of Regents 4.000% 11/15/2025 Callable @ 100.000 11/15/2022	500,000	504,875
Montana State Board of Regents 5.000% 11/15/2045 Callable @ 100.000 11/15/2027	1,000,000	1,104,920
Montana State Board of Regents 5.000% 11/15/2034 Callable @ 100.000 11/15/2031	500,000	572,145
Montana State Board of Regents 5.000% 11/15/2035 Callable @ 100.000 11/15/2031	410,000	468,236
Montana State Board of Regents 4.000% 11/15/2040 Callable @ 100.000 11/15/2031	315,000	328,038
Montana State Board of Regents 4.000% 11/15/2041 Callable @ 100.000 11/15/2031	400,000	415,388
Montana State Board of Regents 4.000% 11/15/2046 Callable @ 100.000 11/15/2031	1,225,000	1,267,177
		4,930,629
General Obligation (46.4%)
City of Bozeman MT 4.000% 07/01/2028 Callable @ 100.000 01/01/2024	540,000	556,114
City of Bozeman MT 4.000% 07/01/2034 Callable @ 100.000 07/01/2029	500,000	524,340
City & County of Butte Silver Bow MT 4.000% 07/01/2030 Callable @ 100.000 07/01/2026	225,000	233,856
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	248,318
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	897,796
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	475,000	445,598
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	255,000	238,078
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2037 Callable @ 100.000 01/01/2031	580,000	557,102
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2038 Callable @ 100.000 01/01/2031	600,000	572,952
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	620,000	590,903
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	535,000	506,490
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	500,000	470,840
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031 Callable @ 100.000 07/01/2027	700,000	732,305
Cascade County School District 5/5C Centerville 3.000% 07/01/2033 Callable @ 100.000 07/01/2031	305,000	298,080
Cascade County School District 5/5C Centerville 3.000% 07/01/2035 Callable @ 100.000 07/01/2031	250,000	237,313
Cascade County School District 5/5C Centerville 3.000% 07/01/2037 Callable @ 100.000 07/01/2031	245,000	231,126
Cascade County School District 5/5C Centerville 3.000% 07/01/2039 Callable @ 100.000 07/01/2031	365,000	342,407
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	505,318
Flathead County School District No 6 Columbia Falls 4.000% 07/01/2039 Callable @ 100.000 07/01/2030	1,000,000	1,031,520
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2038 Callable @ 100.000 01/01/2031	250,000	234,850
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	250,000	233,765
City of Fort Benton MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	715,000	680,902
City of Fort Benton MT 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	770,000	688,241
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	465,000	491,775
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	605,000	624,427
Gallatin County High School District No 7 Bozeman 3.000% 12/01/2034 Callable @ 100.000 06/01/2027	500,000	477,085
Gallatin County High School District No 7 Bozeman 3.000% 06/01/2035 Callable @ 100.000 06/01/2027	300,000	284,877
Gallatin County School District No 72 Ophir 4.000% 07/01/2031 Callable @ 100.000 07/01/2030	775,000	821,043
Gallatin County School District No 72 Ophir 4.000% 07/01/2032 Callable @ 100.000 07/01/2030	695,000	733,552
Gallatin County School District No 72 Ophir 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	535,000	556,031
Gallatin County School District No 72 Ophir 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	588,781
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	829,136
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032 Callable @ 100.000 06/01/2026	610,000	629,886
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033 Callable @ 100.000 06/01/2026	260,000	268,031
Gallatin County School District No 27 Monforton 4.250% 06/15/2026 Callable @ 100.000 06/15/2023	415,000	423,902
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	573,718
Gallatin County School District No 44 Belgrade 4.000% 06/01/2031 Callable @ 100.000 06/01/2029	265,000	278,783
Gallatin County School District No 44 Belgrade 4.000% 06/01/2036 Callable @ 100.000 06/01/2029	345,000	358,317
Gallatin County School District No 3 Manhattan 4.000% 07/01/2034 Callable @ 100.000 07/01/2026	465,000	479,127
Missoula High School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	275,000	285,296
Hellgate School District No 4 5.000% 06/15/2028 Callable @ 100.000 06/15/2027	500,000	559,025
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	551,240
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	547,490
Desmet School District No 20 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	320,000	299,219
DeSmet School District No 20 3.000% 07/01/2041 Callable @ 100.000 07/01/2031	200,000	189,418
City of Missoula MT 4.000% 07/01/2031 Callable @ 100.000 07/01/2025	250,000	259,203
* Missoula County Elementary School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	500,000	515,945
Missoula County Elementary School District No 1 4.000% 07/01/2033 Callable @ 100.000 07/01/2026	750,000	776,640
State of Montana 4.000% 08/01/2023	385,000	395,503
State of Montana 4.000% 08/01/2026 Callable @ 100.000 08/01/2024	855,000	888,986
State of Montana 4.000% 08/01/2027 Callable @ 100.000 08/01/2024	480,000	498,624
State of Montana 5.000% 08/01/2030	500,000	583,255
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	250,000	256,365
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	965,000	989,569
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	355,000	363,627
County of Ravalli MT 4.250% 07/01/2030 Callable @ 100.000 07/01/2024	755,000	776,434
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	257,803
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	257,510
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	2,009,902
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	332,895
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	530,000	555,800
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	287,524
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031 Callable @ 100.000 07/01/2023	450,000	459,090
Yellowstone County High School District No 7 Laurel 3.000% 07/01/2025	225,000	227,054
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	530,755
Yellowstone County School District No 2 Billings 3.000% 06/15/2032 Callable @ 100.000 12/15/2027	630,000	628,072
Yellowstone County School District No 2 Billings 3.000% 06/15/2034 Callable @ 100.000 12/15/2027	315,000	300,362
Yellowstone County School District No 2 Billings 3.000% 06/15/2035 Callable @ 100.000 12/15/2027	430,000	408,655
Yellowstone County School District No 8 Elder Grove 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	875,000	897,426
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037 Callable @ 100.000 07/01/2028	1,000,000	1,099,850
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038 Callable @ 100.000 07/01/2028	1,500,000	1,630,500
		38,095,716
Health Care (13.8%)
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,082,070
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,074,230
*Montana Facility Finance Authority 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,075,000	1,071,302
Montana Facility Finance Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	2,000,000	1,872,700
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	500,000	542,225
Montana Facility Finance Authority 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	202,940
Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,500,000	1,538,490
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,058,036
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	956,321
Montana Facility Finance Authority 5.000% 06/01/2035 Callable @ 100.000 06/01/2028	425,000	458,664
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	764,624
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100.000 10/01/2024	710,000	733,522
		11,355,125
Housing (4.9%)
Montana Board of Housing 3.000% 12/01/2023 Callable @ 100.000 12/01/2022	55,000	55,124
Montana Board of Housing 3.150% 06/01/2024 Callable @ 100.000 12/01/2022	225,000	226,280
Montana Board of Housing 3.150% 12/01/2024 Callable @ 100.000 12/01/2022	80,000	80,453
Montana Board of Housing 3.350% 06/01/2025 Callable @ 100.000 12/01/2022	100,000	100,549
Montana Board of Housing 3.875% 12/01/2023 Callable @ 100.000 06/01/2023	95,000	96,218
Montana Board of Housing 4.050% 06/01/2024 Callable @ 100.000 06/01/2023	90,000	92,093
Montana Board of Housing 4.050% 12/01/2024 Callable @ 100.000 06/01/2023	250,000	255,228
Montana Board of Housing 4.650% 12/01/2028 Callable @ 100.000 06/01/2023	145,000	147,797
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	260,000	261,381
Montana Board of Housing 3.250% 12/01/2044 Callable @ 100.000 12/01/2028	1,020,000	1,025,396
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	715,000	651,851
Montana Board of Housing 3.000% 12/01/2045 Callable @ 100.000 06/01/2029	400,000	382,028
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	600,000	624,564
		3,998,961
Other Revenue (9.0%)
City of Billings MT 5.500% 07/01/2026	185,000	183,872
City of Billings MT 4.375% 07/01/2029 Callable @ 100.000 01/01/2023	490,000	475,374
*City of Billings MT 5.000% 07/01/2033 Callable @ 100.000 01/01/2023	900,000	901,260
City of Billings MT 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	728,190
City of Billings MT 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	403,530
Gallatin County Rural Improvement District 5.500% 07/01/2025	325,000	323,479
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	987,090
City of Great Falls MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,005,000	867,858
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	543,740
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	522,800
Madison County Rural Improvement District 5.500% 07/01/2025	10,000	9,982
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	987,090
City of Missoula MT 4.750% 07/01/2027	90,000	89,773
City of Missoula MT 6.000% 07/01/2030	180,000	172,017
City of Missoula MT 5.125% 07/01/2026	125,000	122,874
		7,318,928
Pre-Refunded (7.7%)
*Montana State Board of Regents 4.000% 05/15/2025 Callable @ 100.000 05/15/2022	2,000,000	2,001,840
Montana State Board of Regents 4.000% 05/15/2026 Callable @ 100.000 05/15/2022	1,145,000	1,146,053
Montana State Board of Regents 5.000% 11/15/2025 Callable @ 100.000 11/15/2023	500,000	522,835
Montana State Board of Regents 5.000% 11/15/2030 Callable @ 100.000 11/15/2023	240,000	249,691
Yellowstone County School District No 2 Billings 5.000% 06/15/2026 Callable @ 100.000 06/15/2024	515,000	544,494
Yellowstone County School District No 2 Billings 5.000% 06/15/2027 Callable @ 100.000 06/15/2024	1,000,000	1,054,920
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	350,000	374,808
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	468,138
		6,362,780
Transportation (1.7%)
Missoula Parking Commission 4.000% 10/01/2026 Callable @ 100.000 04/01/2024	835,000	858,130
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	99,128
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	104,809
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	370,000	370,007
		1,432,074
Utilities (6.6%)
City of Billings MT 5.000% 07/01/2031 Callable @ 100.000 07/01/2027	260,000	288,033
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,507,675
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025 Callable @ 100.000 07/01/2023	215,000	219,386
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026 Callable @ 100.000 07/01/2023	225,000	229,406
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028 Callable @ 100.000 07/01/2025	250,000	261,970
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029 Callable @ 100.000 07/01/2025	250,000	260,103
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	259,308
Four Corners County Water & Sewer District 4.000% 07/01/2035 Callable @ 100.000 07/01/2031	585,000	607,517
Four Corners County Water & Sewer District 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	610,000	632,424
Four Corners County Water & Sewer District 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	525,000	545,134
City of Missoula MT Water System Revenue 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	600,000	628,608
		5,439,561

TOTAL MUNICPAL BONDS (COST: $82,849,103)		$78,933,774

OTHER ASSETS LESS LIABILITIES (3.9%)		$3,241,547

NET ASSETS (100.0%)		$82,175,321

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

Schedule of Investments April 29, 2022 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.3%)

Education (14.6%)
State Board of Higher Education of the S 4.000% 04/01/2025 Callable @ 100.000 04/01/2024	$415,000	$428,998
State Board of Higher Education of the S 4.000% 04/01/2028 Callable @ 100.000 04/01/2024	365,000	370,059
State Board of Higher Education of the S 4.000% 04/01/2033 Callable @ 100.000 04/01/2025	500,000	506,120
State Board of Higher Education of the S 3.250% 04/01/2037 Callable @ 100.000 04/01/2027	250,000	240,328
State Board of Higher Education of the S 4.000% 04/01/2044 Callable @ 100.000 04/01/2029	500,000	511,885
State Board of Higher Education of the S 3.125% 07/01/2037 Callable @ 100.000 07/01/2029	200,000	161,676
State Board of Higher Education of the S 3.200% 07/01/2039 Callable @ 100.000 07/01/2029	200,000	159,386
State Board of Higher Education of the S 5.000% 10/01/2030	150,000	168,366
State Board of Higher Education of the S 5.000% 10/01/2036 Callable @ 100.000 10/01/2030	310,000	339,469
State Board of Higher Education of the S 2.000% 08/01/2033 Callable @ 100.000 08/01/2028	200,000	162,508
State Board of Higher Education of the S 2.000% 08/01/2034 Callable @ 100.000 08/01/2028	415,000	325,559
University of North Dakota 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	1,000,000	1,026,930
		4,401,283
General Obligation (27.5%)
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	409,368
Fargo Park District 4.000% 05/01/2024	415,000	428,824
City of Grand Forks ND 4.000% 12/01/2039 Callable @ 100.000 12/01/2028	470,000	482,432
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100.000 05/01/2025	240,000	246,442
City of Horace ND 4.250% 05/01/2035 Callable @ 100.000 05/01/2023	340,000	341,629
City of Horace ND 3.000% 05/01/2037 Callable @ 100.000 05/01/2026	500,000	462,695
City of Horace ND 3.000% 05/01/2034 Callable @ 100.000 05/01/2027	500,000	457,630
Mandan Public School District No 1 3.125% 08/01/2024 Callable @ 100.000 08/01/2022	200,000	200,508
Mandan Public School District No 1 3.000% 08/01/2033 Callable @ 100.000 08/01/2029	1,000,000	979,550
City of Minot ND Airport Revenue 3.500% 10/01/2025 Callable @ 100.000 10/01/2022	570,000	572,046
City of Minot ND Airport Revenue 4.000% 10/01/2028 Callable @ 100.000 10/01/2022	355,000	356,615
Nesson Public School District No 2 4.000% 08/01/2039 Callable @ 100.000 08/01/2027	500,000	513,030
Thompson Public School District No 61 1.550% 08/01/2038 Callable @ 100.000 08/01/2028	275,000	212,300
City of West Fargo ND 2.250% 05/01/2040 Callable @ 100.000 05/01/2026	500,000	404,730
West Fargo Park District 3.000% 05/01/2029	275,000	277,596
West Fargo Public School District No 6 3.000% 08/01/2035 Callable @ 100.000 08/01/2028	1,000,000	992,650
West Fargo Public School District No 6 3.000% 08/01/2036 Callable @ 100.000 08/01/2028	500,000	494,245
City of Williston ND 4.000% 05/01/2035 Callable @ 100.000 05/01/2023	200,000	200,900
City of Williston ND 4.000% 05/01/2038 Callable @ 100.000 05/01/2023	230,000	230,856
		8,264,045
Health Care (11.6%)
County of Burleigh ND 3.500% 11/01/2028 Callable @ 101.000 11/01/2025	215,000	200,728
County of Burleigh ND 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	224,350
County of Cass ND 5.000% 02/15/2033 Callable @ 100.000 02/15/2028	445,000	480,547
County of Cass ND 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	611,999
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,317,451
City of Grand Forks ND 3.000% 12/01/2039 Callable @ 100.000 12/01/2031	250,000	215,035
City of Grand Forks ND 5.125% 12/01/2025	250,000	251,695
City of Langdon ND 6.200% 01/01/2025	100,000	99,850
County of Ward ND 5.000% 06/01/2053 Callable @ 100.000 06/01/2028	100,000	102,419
		3,504,074
Housing (10.2%)
North Dakota Housing Finance Agency 1.150% 01/01/2028	500,000	457,215
North Dakota Housing Finance Agency 1.750% 01/01/2031 Callable @ 100.000 07/01/2030	500,000	438,700
North Dakota Housing Finance Agency 2.150% 07/01/2024	530,000	527,520
North Dakota Housing Finance Agency 2.500% 01/01/2026	340,000	337,875
*North Dakota Housing Finance Agency 3.550% 07/01/2040 Callable @ 100.000 07/01/2026	280,000	278,250
North Dakota Housing Finance Agency 3.550% 07/01/2033 Callable @ 100.000 07/01/2027	110,000	109,605
North Dakota Housing Finance Agency 3.750% 07/01/2038	275,000	267,333
North Dakota Housing Finance Agency 2.950% 07/01/2039 Callable @ 100.000 01/01/2029	195,000	181,933
North Dakota Housing Finance Agency 3.050% 07/01/2043 Callable @ 100.000 01/01/2029	190,000	178,946
North Dakota Housing Finance Agency 3.000% 07/01/2040 Callable @ 100.000 07/01/2029	300,000	281,610
		3,058,987
Other Revenue (23.8%)
County of Barnes ND 4.000% 05/01/2032 Callable @ 100.000 05/01/2025	250,000	255,325
County of Barnes ND 4.000% 05/01/2040 Callable @ 100.000 05/01/2025	500,000	506,500
City of Grand Forks ND 5.000% 12/15/2028 Callable @ 100.000 12/15/2025	250,000	270,873
Jamestown Park District/ND 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	500,000	507,030
Jamestown Park District/ND 4.000% 07/01/2033 Callable @ 100.000 07/01/2024	345,000	349,116
Jamestown Park District/ND 3.000% 07/01/2035 Callable @ 100.000 07/01/2024	500,000	472,595
*City of Mandan ND 4.000% 09/01/2034 Callable @ 100.000 09/01/2024	500,000	507,345
*City of Mandan ND 3.250% 09/01/2041 Callable @ 100.000 09/01/2024	1,250,000	1,165,600
Minot Park District 3.000% 12/01/2028 Callable @ 100.000 12/01/2023	250,000	249,150
Minot Park District 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	436,270
City of Minot ND 2.000% 10/01/2042 Callable @ 100.000 10/01/2028	595,000	441,811
City of Minot ND 3.000% 10/01/2038 Callable @ 100.000 10/01/2029	500,000	460,785
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	231,089
North Dakota Public Finance Authority 4.000% 06/01/2030 Callable @ 100.000 06/01/2023	400,000	405,000
North Dakota Public Finance Authority 4.000% 06/01/2028 Callable @ 100.000 06/01/2024	265,000	271,803
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100.000 06/01/2025	130,000	139,495
#City of West Fargo ND 4.000% 12/01/2023	230,000	236,162
#City of West Fargo ND 4.000% 12/01/2033 Callable @ 100.000 12/01/2029	240,000	247,903
		7,153,851
Pre-Refunded (3.2%)
County of Burleigh ND 5.000% 07/01/2022	300,000	301,680
County of Burleigh ND 4.500% 07/01/2032 Callable @ 100.000 07/01/2022	250,000	251,070
County of Burleigh ND Multi County Sales 4.000% 11/01/2032 Callable @ 100.000 11/01/2022	400,000	401,692
		954,442
Utilities (3.4%)
City of Grand Forks ND Sanitation Revenu 2.600% 09/01/2038 Callable @ 100.000 09/01/2027	290,000	249,629
City of Grand Forks ND Sanitation Revenu 2.625% 09/01/2040 Callable @ 100.000 09/01/2027	485,000	406,202
Mclean Sheridan Water District 2.000% 09/01/2038 Callable @ 100.000 09/01/2028	205,000	158,537
City of West Fargo ND Water & Sewer Reve 2.625% 11/01/2034 Callable @ 100.000 11/01/2025	250,000	222,473
		1,036,840

TOTAL MUNICIPAL BONDS (COST: $30,201,041)		$28,373,522

OTHER ASSETS LESS LIABILITIES (5.7%)		1,730,070

NET ASSETS (100.0%)		$30,103,592

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 29, 2022, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Kansas Municipal Fund	Maine Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$70,836,123	$11,810,324	$53,856,950	$65,188,954	$82,849,103	$30,201,041
Unrealized appreciation	$621,033	$35,505	$290,023	$337,915	$311,281	$130,780
Unrealized depreciation	($3,515,084)	($678,563)	($2,972,506)	($3,874,766)	($4,226,610)	($1,958,300)
Net unrealized appreciation (depreciation)*	$2,894,050	($643,058)	($2,682,483)	($3,536,851)	($3,915,329)	($1,827,519)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 29, 2022:

Kansas Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$67,942,073	$0	$67,942,073
Total	$0	$67,942,073	$0	$67,942,073
Maine Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$11,167,266	$0	$11,167,266
Total	$0	$11,167,266	$0	$11,167,266
Nebraska Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$51,174,466	$0	$51,174,466
Total	$0	$51,174,466	$0	$51,174,466
Oklahoma Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	61,652,102	$0	61,652,102
Total	$0	61,652,102	$0	61,652,102
Viking Tax-Free Fund for Montana
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$78,933,774	$0	$78,933,774
Total	$0	$78,933,774	$0	$78,933,774
Viking Tax-Free Fund for North Dakota
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$28,373,522	$0	$28,373,522
Total	$0	$28,373,522	$0	$28,373,522